Customer List Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Consumer CLEC Business
Finite Lived Intangible Assets [Line Items]
Customer List Intangible Assets

Note 4. Customer List Intangible Assets

        The carrying value of the customer list intangible assets at each reporting period was as follows:

	March 31, 2015			December 31, 2014
(Thousands)	Gross Cost	Accumulated Amortization	Net Carrying Value	Gross Cost	Accumulated Amortization	Net Carrying Value
Customer lists	$34,501	$21,063	$13,438	$34,501	$20,049	$14,452

        Amortization expense for the customer list intangible assets was $1.0 million and $1.2 million for the three months ended March 31, 2015 and 2014, respectively. Amortization expense is estimated to be $2.9 million for the remainder of 2015. Amortization expense is estimated to be as follows for the years ended December 31:

Year	(Thousands)
2016	$3,258
2017	2,607
2018	1,994
2019	1,384
2020	870
Thereafter	416

Total	$10,529

4. Customer List Intangible Assets:

        The carrying value of the customer list intangible assets at each reporting period was as follows:

	December 31, 2014			December 31, 2013
(Thousands)	Gross Cost	Accumulated Amortization	Net Carrying Value	Gross Cost	Accumulated Amortization	Net Carrying Value
Customer lists	$34,501	$20,049	$14,452	$34,501	$15,463	$19,038

        Amortization expense for the customer list intangible assets was $4,586, $5,253 and $5,921 for the years ended December 31, 2014, 2013 and 2012, respectively. Amortization expense is estimated to be as follows for the years ended December 31:

Year	(Thousands)
2015	$3,922
2016	3,258
2017	2,607
2018	1,994
2019	1,384
Thereafter	1,287

Total	$14,452